Leases - Summary of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022
Leases [Abstract]
Operating lease cost	$ 420	$ 292	$ 1,535